UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER

Distribution Report Pursuant to Section 13 or 15(d) of

the Securities Exchange Act of 1934

For the monthly distribution period from
December 1, 2015 to December 31, 2015

Commission File Number of issuing entity:

333-115582, 333-130782-02, 333-158937-01, 333-189041-01

Central Index Key Number of issuing entity:

0001290200

GE Dealer Floorplan Master Note Trust

(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor:

333-115582-03, 333-130782, 333-158937, 333-189041

Central Index Key Number of depositor:

0001290205

CDF Funding, Inc.

(Exact name of depositor as specified in its charter)

Central Index Key Number of sponsor:

0001185251

GE Commercial Distribution Finance LLC

(Exact name of sponsor as specified in its charter)

Steve Poulin, (203) 229-5540

(Name and telephone number, including area code, of the person to contact in connection with this filing)

Delaware	None
(State or other jurisdiction of incorporation or organization of the issuing entity)	(I.R.S. Employer Identification No.)

5595 Trillium Boulevard
Hoffman Estates, Illinois 60192	60192
(Address of principal executive offices of	(Zip Code)
issuing entity)

(847) 747-4043
(Telephone number, including area code)

N/A
(Former name, former address, if changed since last report)

Title of Class	Registered/reported pursuant to (check one)			Name of exchange
	Section 12(b)	Section 12(g)	Section 15(d)	(If Section 12(b))
Series 2012-2 Asset Backed Notes in the classes specified herein	☐	☐	☒
Series 2013-1 Asset Backed Notes in the classes specified herein	☐	☐	☒
Series 2014-1 Asset Backed Notes in the classes specified herein	☐	☐	☒
Series 2014-2 Asset Backed Notes in the classes specified herein	☐	☐	☒
Series 2015-1 Asset Backed Notes in the classes specified herein	☐	☐	☒
Series 2015-2 Asset Backed Notes in the classes specified herein	☐	☐	☒

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.
Yes ☒ No ☐

PART I – DISTRIBUTION INFORMATION

ITEM 1 – Distribution and Pool Performance Information.

The response to Item 1 is set forth herein and in Exhibits 99.1, 99.2, 99.3, 99.4, 99.5 and 99.6.

Introductory and explanatory information regarding the material terms, parties and distributions described in Exhibit 99.1 is included in the Prospectus Supplement relating to the Asset Backed Notes, Series 2012-2 (the “2012-2 Notes”), dated May 9, 2012, and related Prospectus dated May 8, 2012 (collectively, the “2012-2 Prospectus”), of the Issuing Entity filed with the Securities and Exchange Commission pursuant to Rule 424(b)(5) under the Securities Act of 1933. The following class of 2012-2 Notes was offered in the 2012-2 Prospectus: Class A.

Introductory and explanatory information regarding the material terms, parties and distributions described in Exhibit 99.2 is included in the Prospectus Supplement relating to the Asset Backed Notes, Series 2013-1 (the “2013-1 Notes”), dated April 24, 2013, and related Prospectus dated April 22, 2013 (collectively, the “2013-1 Prospectus”), of the Issuing Entity filed with the Securities and Exchange Commission pursuant to Rule 424(b)(5) under the Securities Act of 1933. The following classes of 2013-1 Notes were offered in the 2013-1 Prospectus: Class A and Class B.

Introductory and explanatory information regarding the material terms, parties and distributions described in Exhibit 99.3 is included in the Prospectus Supplement relating to the Asset Backed Notes, Series 2014-1 (the “2014-1 Notes”), dated July 16, 2014, and related Prospectus dated July 14, 2014 (collectively, the “2014-1 Prospectus”), of the Issuing Entity filed with the Securities and Exchange Commission pursuant to Rule 424(b)(5) under the Securities Act of 1933. The following class of 2014-1 Notes was offered in the 2014-1 Prospectus: Class A.

Introductory and explanatory information regarding the material terms, parties and distributions described in Exhibit 99.4 is included in the Prospectus Supplement relating to the Asset Backed Notes, Series 2014-2 (the “2014-2 Notes”), dated October 16, 2014, and related Prospectus dated October 10, 2014 (collectively, the “2014-2 Prospectus”), of the Issuing Entity filed with the Securities and Exchange Commission pursuant to Rule 424(b)(5) under the Securities Act of 1933. The following class of 2014-2 Notes was offered in the 2014-2 Prospectus: Class A.

Introductory and explanatory information regarding the material terms, parties and distributions described in Exhibit 99.5 is included in the Prospectus Supplement relating to the Asset Backed Notes, Series 2015-1 (the “2015-1 Notes”), dated January 29, 2015, and related Prospectus dated January 26, 2015 (collectively, the “2015-1 Prospectus”), of the Issuing Entity filed with the Securities and Exchange Commission pursuant to Rule 424(b)(5) under the Securities Act of 1933. The following class of 2015-1 Notes was offered in the 2015-1 Prospectus: Class A.

Introductory and explanatory information regarding the material terms, parties and distributions described in Exhibit 99.6 is included in the Prospectus Supplement relating to the Asset Backed Notes, Series 2015-2 (the “2015-2 Notes”), dated January 29, 2015, and related Prospectus dated January 26, 2015 (collectively, the “2015-2 Prospectus”), of the Issuing Entity filed with the Securities and Exchange Commission pursuant to Rule 424(b)(5) under the Securities Act of 1933. The following class of 2015-2 Notes was offered in the 2015-2 Prospectus: Class A.

No assets securitized by CDF Funding, Inc. (the “Securitizer”) and held by GE Dealer Floorplan Master Note Trust were the subject of a demand to repurchase or replace for breach of the representations and warranties during the distribution period December 1, 2015 through December 31, 2015.

The Securitizer filed its most recent Form ABS-15G on February 6, 2015. The CIK number of the Securitizer is 0001290205.

ITEM 1A – Asset Level Information.

Inapplicable.

ITEM 1B – Asset Representations Reviewer and Investor Communication.

Inapplicable.

PART II – OTHER INFORMATION

ITEM 2 – Legal Proceedings.

Deutsche Bank Trust Company Americas, as indenture trustee, has provided the following information to CDF Funding, Inc. for inclusion in this Form 10-D:

On June 18, 2014, a group of investors (“Plaintiff Investors”) filed a civil action against Deutsche Bank Trust Company Americas (“DBTCA”) and Deutsche Bank National Trust Company (“DBNTC”) in New York State Supreme Court purportedly on behalf of and for the benefit of 544 private-label RMBS trusts asserting claims for alleged violations of the Trust Indenture Act of 1939, breach of contract, breach of fiduciary duty and negligence based on DBTCA’s and DBNTC’s alleged failure to perform their obligations as trustees for the trusts (the “NY Derivative Action”).  An amended complaint was filed on July 16, 2014, adding Plaintiff Investors and RMBS trusts to the NY Derivative Action.  On November 24, 2014, the Plaintiff Investors moved to voluntarily dismiss the NY Derivative Action without prejudice.  Also on November 24, 2014, substantially the same group of Plaintiff Investors filed a civil action against DBTCA and DBNTC in the United States District Court for the Southern District of New York (the “SDNY Action”), making substantially the same allegations as the New York Derivative Action with respect to 564 RMBS trusts (542 of which were at issue in the NY Derivative Action).  The SDNY Action is styled both as a derivative action on behalf of the named RMBS Trusts and, in the alternative, as a putative class action on behalf of holders of RMBS representing interests in those RMBS trusts.  On January 19, 2016, the court overseeing the SDNY Action granted in part the defendants’ motion to dismiss on procedural grounds:  as to the 500 trusts that are governed by Pooling and Servicing Agreements, the court declined to exercise jurisdiction. The court did not rule on substantive defenses asserted in defendants’ motion to dismiss.  The court further ordered plaintiffs to file an amended complaint consistent with its ruling as to the remaining 64 trusts governed by indentures.  The defendants will have an opportunity to file new defensive motions with respect to the amended complaint after it is filed. DBTCA will continue to vigorously defend the SDNY Action.

On December 30, 2015, IKB International, S.A. and IKB Deutsche Industriebank A.G. filed a Summons With Notice in New York state court naming as defendants DBNTC and DBTCA, as trustees of 37 RMBS trusts (the “IKB Action”).  The claims in the IKB Action appear to be substantively similar to the SDNY Action.  The IKB Action is not styled as a putative class action, but may attempt to bring derivative claims on behalf of the named RMBS Trusts.  DBTCA intends to vigorously defend the IKB Action.

DBTCA has no pending legal proceedings (including, based on DBTCA's present evaluation, the litigation disclosed in the foregoing paragraphs) that would materially affect its ability to perform its duties as indenture trustee on behalf of the noteholders.

ITEM 3 – Sales of Securities and Use of Proceeds.

Nothing to report.

ITEM 4 – Defaults Upon Senior Securities.

Nothing to report.

ITEM 5 – Submission of Matters to a Vote of Security Holders.

Nothing to report.

ITEM 6 – Significant Obligors of Pool Assets.

Nothing to Report.

ITEM 7 – Change in Sponsor Interest in the Securities.

On December 2, 2015 General Electric Capital LLC (“GE Capital LLC”) and GE Capital US Holdings, Inc. (“GE Capital US”) entered into that certain Contribution and Assumption Agreement pursuant to which, effective as of 1:00 a.m. (New York time) on December 2, 2015, the Series 2012-2 Class B Notes, the Series 2012-2 Class C Notes, the Series 2012-4 Class C Notes, the Series 2013-1 Class B Notes, the Series 2013-1 Class C Notes, the Series 2014-1 Class B Notes, the Series 2014-1 Class C Notes, the Series 2014-2 Class B Notes, the Series 2014-2 Class C Notes, the Series 2015-1 Class B Notes, the Series 2015-1 Class C Notes, the Series 2015-2 Class B Notes and the Series 2015-2 Class C Notes (collectively, the “Contributed Notes”) were contributed to GE Capital US by GE Capital LLC. GE Capital US currently holds a 100% interest in the Contributed Notes.

ITEM 8 – Significant Enhancement Provider Information.

Inapplicable.

ITEM 9 – Other Information.

Nothing to report.

ITEM 10 – Exhibits.

(a)	Documents filed as part of this report.

Exhibit 99.1	2012-2 Monthly Noteholder’s Statement

Exhibit 99.2	2013-1 Monthly Noteholder’s Statement

Exhibit 99.3	2014-1 Monthly Noteholder's Statement

Exhibit 99.4	2014-2 Monthly Noteholder's Statement

Exhibit 99.5	2015-1 Monthly Noteholder's Statement

Exhibit 99.6	2015-2 Monthly Noteholder's Statement

(b)	Exhibits required by Form 10-D and Item 601 of Regulation S-K.

Exhibit 99.1	2012-2 Monthly Noteholder’s Statement

Exhibit 99.2	2013-1 Monthly Noteholder’s Statement

Exhibit 99.3	2014-1 Monthly Noteholder's Statement

Exhibit 99.4	2014-2 Monthly Noteholder's Statement

Exhibit 99.5	2015-1 Monthly Noteholder's Statement

Exhibit 99.6	2015-2 Monthly Noteholder's Statement

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Dated: January 29, 2016

CDF FUNDING, INC.
(Depositor)

By:	/s/ John E. Peak
Name:	John E. Peak
Title:	Vice President